Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Net foreign currency gain		$ 418
Interest income	$ 195	299
Finance income	195	717
Accretion expense	(2,358)	(2,056)
Interest on convertible unsecured senior notes	(3,306)	(3,306)
Bank charges	(31)	(40)
Net foreign currency loss	(926)
Loss on financial instruments carried at fair value		(9)
Finance costs	(6,621)	(5,411)
Finance income cost	$ (6,426)	$ (4,694)